PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount at January 1, 2022	433	136	569
Additions	330	—	330
Depreciation charge	(170)	(20)	(190)
Translation differences	5	—	5
At December 31, 2022	598	116	714
Cost	1,024	219	1,243
Accumulated depreciation	(426)	(103)	(529)
Net book amount at December 31, 2022	598	116	714

Net book amount at January 1, 2021	342	173	515
Additions	305	—	305
Depreciation charge	(152)	(24)	(176)
Other movements	(36)	—	(36)
Translation differences	(26)	(13)	(39)
At December 31, 2021	433	136	569
Cost	738	223	961
Accumulated depreciation	(305)	(87)	(392)
Net book amount at December 31, 2021	433	136	569
For the years ended December 31, 2022, 2021 and 2020, cash paid for the acquisition of property and equipment was $330, $305 and $46 respectively. For the years ended December 31, 2022, 2021 and 2020, the Company expensed low value office equipment with a net book value of $11, $36 and nil respectively.
The following is the reconciliation of depreciation expense:

	Year Ended December 31,
	2022	2021	2020
Depreciation expensed to technology expenses	—	46	13
Depreciation expensed to general and administrative expenses	190	130	110
Total depreciation expense	190	176	123